Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Income (Loss)	$ 366.1	$ 362.1	$ 134.6